RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

Due to related party

On August 13, 2024, as amended on November 8, 2024, Polomar Specialty Pharmacy, LLC entered into a Promissory Note and Loan Agreement with Polomar Pharmacy as the borrower and Reprise Management, Inc. (“Reprise”) as the Lender (the “Reprise Note”). Pursuant to the Reprise Note, Reprise agreed to loan to Polomar Pharmacy up to $700,000 in one or more advances from time to time. An initial draw under the Note in the amount of $522,788 was made, which funds were used to repay all amounts due to Reprise pursuant to prior undocumented loans provided by Reprise to Polomar Pharmacy. On June 30, 2025, Reprise exchanged $300,000 of the amount due and owing under the Reprise Note for 60 shares of the Company’s newly designated and issued Series A Convertible Preferred Stock. The Reprise Note was amended on July 2, 2025 (the “2nd Amendment”), providing that the remaining principal balance of $597,549.74 of the Reprise Note shall be subject to an annual interest rate of 12% and all outstanding principal and accrued interest shall be due and payable on or before July 31, 2027. As of September 30, 2025, the outstanding principal amount of the Reprise Note was $686,403.74 plus accrued interest of $18,815.

Reprise is an affiliate of Daniel Gordon and GLDLP. Mr. Gordon is the President of Reprise and the majority shareholder of GLD Management, Inc., the general partner of GLDLP, affiliates of which own CWR, and, as such, may be deemed to beneficially own shares held directly by CWR.

Effective as of August 16, 2024, we entered into a Promissory Note and Loan Agreement (the “CWR Note”), as the borrower, with CWR 1, LLC as the lender (“Lender” or “CWR”). Pursuant to the CWR Note, CWR agreed to loan to the Company up to $250,000 in one or more advances from time to time. An initial draw under the Note in the amount of $157,622.56 was made, which funds are being used to repay the Lender all amounts due to Lender pursuant to prior undocumented loans provided by Lender to the Company. As of June 30, 2025, the outstanding principal amount of the Note was $450,000, inclusive of all accrued interest. On July 2, 2025, the Company and Lender executed an amendment to the CWR Note (“First Amendment”), effective as of June 30, 2025, the Lender exchanged the Note for 90 shares of the Company’s Series A Convertible Stock. The Company considers the CWR Note paid in full as of June 30, 2025.

On January 31, 2025, Daniel Gordon, an affiliate of the Company, personally loaned the Company the sum of $10,000. As of April 1, 2025, the loan has been repaid in full.

Related Party Loans

On July 21, 2025, the Company entered into a new Promissory Note and Loan Agreement with CWR (“CWR Note II”).

The Note incorporates the following material terms:

The Company may draw up to $150,000 per the terms of the CWR Note II. The Company is required to meet certain milestones as more fully described in the Note in order to draw funds from CWR.

The CWR Note II shall mature and be payable in full on or before October 31, 2025, or immediately upon other events as disclosed in the CWR Note II.

The initial interest rate shall be 12% APR accruing on a calendar quarterly basis. In the event the CWR Note II is not paid in full on or before October 31, 2025, then the interest rate shall be equal to the prime interest rate as published on the first day of each month in the Wall Street Journal – Money Rates plus 7%.

On September 17, 2025, the Company and CWR executed an amendment to the CWR Note II (the “CWR II First Amendment”). The CWR II First Amendment increased the principal amount that the Company may draw upon by $150,000 (the “CWR II Additional Principal”) to $300,000. The CWR II Additional Principal has certain restrictions regarding the use of any funds drawn by the Company. The Company may only utilize CWR II Additional Principal for costs associated with the manufacturing and testing of its inhalable sildenafil product. The CWR II Additional Principal shall be subject to a 3% discount per draw.

All other material terms of CWR Note II remain unchanged.

As of September 30, 2025, the Company has received draws pursuant to the terms of the Amended Note II in the amount of $172,136.16 plus accrued interest of $2,152.

CWR, an affiliate of the Company, owns approximately 18% of the issued and outstanding shares of the common stock of the Company. Daniel Gordon, CWR’s manager controls or beneficially owns approximately 24% of the issued and outstanding common stock of the Company; therefore, Mr. Gordon has voting control over approximately 42% of the issued and outstanding shares of the Company’s common stock.

On July 28, 2025, the Company entered into a Promissory Note and Loan Agreement (the “Profesco Note”) with Profesco Holdings, LLC., a Michigan limited liability company (“Profesco Holdings”).

The Note incorporates the following material terms:

●	The Company may draw up to $100,000 per the terms of the Note.

●	The Note shall mature and be payable in full on or before October 31, 2025, or immediately upon other events as disclosed in the Note. The initial interest rate shall be 12% APR accruing on a calendar quarterly basis. In the event the Note is not paid in full on or before October 31, 2025, then the interest rate shall be equal to the prime interest rate as published on the first day of each month in the Wall Street Journal – Money Rates plus 7%.

On November 17, 2025, the Company and Profesco Holdings executed an amendment to the Profesco Note (the “Profesco First Amendment”).

●	The Profesco First Amendment increased the principal amount that the Company may draw upon by $100,000 (the “Profesco Additional Principal”) to $200,000.

●	The Profesco Additional Principal shall be subject to a 3% origination fee per draw. The annual interest rate to be charged on the Additional Principal shall be 15%, simple interest. The Profesco First Amendment contains provisions for repayment of the Profesco Note between November 1, 2025, and December 31, 2025.

●	Any remaining principal due and owing after on or after January 1, 2026 shall be subject to an 18% annual interest rate.

Terrence M. Tierney, the Company’s interim CEO, President and Secretary and a director of the Company, is the sole member and manager of Profesco Holdings.

As of September 30, 2025, the Company has received draws pursuant to the terms of the Note in the aggregate amount of $114,878.36.

NOTE 4 – RELATED PARTY TRANSACTIONS

Due from related party

During the year ended December 31, 2023, the Company made advances to a shareholder totaling $40,000 and received repayments totaling $2,568. On September 30, 2023, the Company’s Board of Directors approved the forgiveness of the receivable. The balance of the receivable in the amount of $37,432 was recorded to Forgiveness of receivable – related party.

During the year ended December 31, 2023, the Company made advances to a company commonly controlled by a director of the Company totaling $113,882. The advances have 0% interest and are due upon demand. During the year ended December 31, 2023, the Company borrowed $4,697 from a shareholder for payment of operating expenses and repaid $67,568 of advances to the same shareholder from the prior period. On December 1, 2023, the Board of Directors forgave the entire balance of the note and the net receivable balance of $109,185, was recorded to Forgiveness of receivable – related party.

Due to related party

Effective as of August 13, 2024, we entered into a Promissory Note and Loan Agreement (the “Polomar Note”), as the borrower, with Reprise, as the lender. Pursuant to the Note, Reprise agrees to loan to the Company up to $700,000 in one or more advances from time to time. An initial draw under the Note in the amount of $522,788 was made, which funds are being used to repay the Lender all amounts due to Lender pursuant to prior undocumented loans provided by Lender to the Company. As of December 31, 2024, the outstanding principal amount of the Note is $716,402.67 plus accrued interest of $29,508.91. The outstanding principal, and any and all accrued and unpaid interest with respect to the Note, is due and payable on July 31, 2025.

Effective as of August 16, 2024, we entered into a Promissory Note and Loan Agreement (the “Note”), as the borrower, with CWR 1, as the lender. Pursuant to the Note, CWR 1 agrees to loan to the Company up to $250,000 in one or more advances from time to time. An initial draw under the Note in the amount of $157,622.56 was made, which funds are being used to repay the Lender all amounts due to Lender pursuant to prior undocumented loans provided by Lender to the Company. As of December 31, 2024, the outstanding principal amount of the Note is $380,330.30 plus accrued interest of $12,328.51. The outstanding principal, and any and all accrued and unpaid interest with respect to the Note, is due and payable on July 31, 2025.